CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2021
Classification of financial assets and financial liabilities [abstract]
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES

NOTE 6 – CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES

See accounting policies in Notes 2(2.5).

The following table provides a reconciliation of gross amount between line items in the statement of financial position and categories of financial instruments as of December 31, 2021 and 2020.

		Mandatorily		FVOCI –		FVOCI –				Total
December 31, 2021		at		debt		equity		Amortized		carrying
Assets	Note	FVTPL		instruments		instruments		Cost		amount
Cash and cash equivalents	7	Ps.	—	Ps.	—	Ps.	—	Ps.	36,642,829	Ps.	36,642,829
Trading assets	8		10,986,770		—		—		—		10,986,770
Debt securities			4,741,287		—		—		—		4,741,287
Equity securities			5,082,574		—		—		—		5,082,574
Derivative assets			1,162,909		—		—		—		1,162,909
Investment securities	9		—		37,493,866		1,406,135		5,775,070		44,675,071
Measured at fair value			—		37,493,866		1,406,135		—		38,900,001
Measured at amortized cost			—		—		—		5,775,070		5,775,070
Loans	11		—		—		—		231,573,437		231,573,437
Other accounts receivable	12		3,228,480		—		—		16,181,527		19,410,007
Measured at fair value			3,228,480		—		—		—		3,228,480
Measured at amortized cost			—		—		—		16,181,527		16,181,527
Hedging derivative assets	10		44,248		—		—		—		44,248
Total financial assets		Ps.	14,259,498	Ps.	37,493,866	Ps.	1,406,135	Ps.	290,172,863	Ps.	343,332,362

		Mandatorily		FVOCI –		FVOCI –				Total
		at		debt		equity		Amortized		carrying
Liabilities	Note	FVTPL		instruments		instruments		Cost		amount
Trading liabilities
Derivative liabilities	8	Ps.	1,049,910	Ps.	—	Ps.	—	Ps.	—	Ps.	1,049,910
Hedging derivative liabilities	10		55,813		—		—		—		55,813
Customer deposits	20		—		—		—		234,470,422		234,470,422
Financial obligations	21		—		—		—		73,282,326		73,282,326
Total financial liabilities		Ps.	1,105,723	Ps.	—	Ps.	—	Ps.	307,752,748	Ps.	308,858,471

		Mandatorily		FVOCI –		FVOCI –				Total
December 31, 2020		at		debt		equity		Amortized		carrying
Assets	Note	FVTPL		instruments		instruments		Cost		amount
Cash and cash equivalents	7	Ps.	—	Ps.	—	Ps.	—	Ps.	34,025,535	Ps.	34,025,535
Trading assets	8		11,038,856		—		—		—		11,038,856
Debt securities			4,780,993		—		—		—		4,780,993
Equity securities			5,123,939		—		—		—		5,123,939
Derivative assets			1,133,924		—		—		—		1,133,924
Investment securities	9		7,385		28,966,356		1,515,090		5,580,128		36,068,959
Measured at fair value			7,385		28,966,356		1,515,090		—		30,488,831
Measured at amortized cost			—		—		—		5,580,128		5,580,128
Loans	11		—		—		—		206,447,165		206,447,165
Other accounts receivable	12		2,958,385		—		—		12,381,009		15,339,394
Measured at fair value			2,958,385		—		—		—		2,958,385
Measured at amortized cost			—		—		—		12,381,009		12,381,009
Hedging derivative assets	10		156,220		—		—		—		156,220
Total financial assets		Ps.	14,160,846	Ps.	28,966,356	Ps.	1,515,090	Ps.	258,433,837	Ps.	303,076,129

		Mandatorily		FVOCI –		FVOCI –				Total
		at		debt		equity		Amortized		carrying
Liabilities	Note	FVTPL		instruments		instruments		Cost		amount
Trading liabilities
Derivative liabilities	8	Ps.	1,452,574	Ps.	—	Ps.	—	Ps.	—	Ps.	1,452,574
Hedging derivative liabilities	10		56,627		—		—		—		56,627
Customer deposits	20		—		—		—		211,841,597		211,841,597
Financial obligations	21		—		—		—		58,624,766		58,624,766
Total financial liabilities		Ps.	1,509,201	Ps.	—	Ps.	—	Ps.	270,466,363	Ps.	271,975,564